MASTER TRUST - Schedule of the Notice Period (Details) - EBP 011 - Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investment at fair value	$ 3,975,172,643	$ 3,521,057,282
NAV
EBP, Master Trust [Line Items]
Investment at fair value	3,528,322,511	3,130,041,064
Separate account funds | NAV
EBP, Master Trust [Line Items]
Investment at fair value	$ 934,868,683	$ 859,269,258
Separate account funds | Minimum
EBP, Master Trust [Line Items]
Redemption Notice Period	0 days	0 days
Separate account funds | Maximum
EBP, Master Trust [Line Items]
Redemption Notice Period	30 days	30 days
Lifecycle commingled pools
EBP, Master Trust [Line Items]
Redemption Notice Period	15 days	15 days
Lifecycle commingled pools | NAV
EBP, Master Trust [Line Items]
Investment at fair value	$ 1,359,492,485	$ 1,195,472,632
Common collective trusts | NAV
EBP, Master Trust [Line Items]
Investment at fair value	$ 1,233,961,343	$ 1,075,299,174
Common collective trusts | Minimum
EBP, Master Trust [Line Items]
Redemption Notice Period	0 days	0 days
Common collective trusts | Maximum
EBP, Master Trust [Line Items]
Redemption Notice Period	90 days	90 days